Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000099569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099569 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000099569 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099569 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099569 [Member] | Diageo PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099569 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099569 [Member] | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099569 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099569 [Member] | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000099569 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099569 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000099569 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099569 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099569 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099569 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000099569 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000099569 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099569 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000099569 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099569 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000099569 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000099569 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000099569 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099567 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000099567 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099567 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099567 [Member] | Diageo PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099567 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099567 [Member] | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099567 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099567 [Member] | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000099567 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099567 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000099567 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099567 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099567 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099567 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000099567 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000099567 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099567 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000099567 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099567 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000099567 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000099567 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000099567 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099566 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000099566 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099566 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099566 [Member] | Diageo PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099566 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099566 [Member] | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099566 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099566 [Member] | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000099566 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099566 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000099566 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099566 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099566 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099566 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000099566 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000099566 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099566 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000099566 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099566 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000099566 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000099566 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000099566 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%